Goodwill and Other Intangible Assets - Weighted Average Useful Lives (Detail)	12 Months Ended
May 31, 2013
Core technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	16 years
Completed technology [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	10 years
Product trade names [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	14 years
Customer relationships [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	15 years
Non-compete contracts [Member]
Goodwill And Other Intangible Assets [Line Items]
Weighted Average Useful Life	2 years